FINANCIAL RISK MANAGEMENT OBJECTIVES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Copper costs as a percentage of product cost	76.00%	80.00%
Cash on hand and cash at banks	$ 33,163	$ 34,035
Financial liabilities	113,000
Mortgage of land, buildings, machinery and equipment, investment properties and land use rights	12,817	11,447
Pledge of other receivables	1,167	1,104
Subsidiary
Disclosure Of Financial Instruments [Line Items]
Assets pledged as security	$ 45,173	$ 40,250
One major customer
Disclosure Of Financial Instruments [Line Items]
Percentage of trade receivables from one customer	13.79%	12.83%
Interest rate risk
Disclosure Of Financial Instruments [Line Items]
Change in year-end price	0.30%	0.30%
Effect on profit before tax	$ 118	$ 74
Top of range
Disclosure Of Financial Instruments [Line Items]
Percentage of financial liabilities bear floating interest rate	28.00%
Weighted average
Disclosure Of Financial Instruments [Line Items]
Weighted average interest rates on bank loans and overdrafts	3.43%	4.20%